Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended		148 Months Ended	187 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Toews Tactical Income Fund | Morningstar US Core Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.12%	(0.43%)	1.96%			2.41%
Toews Tactical Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%	(0.36%)	2.01%			2.47%
Toews Tactical Income Fund | Toews Tactical Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.03%	1.71%	3.33%			4.19%
Performance Inception Date		Jun. 04, 2010
Toews Tactical Income Fund | Toews Tactical Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.75%	0.10%	1.71%			2.49%
Toews Tactical Income Fund | Toews Tactical Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.36%	0.61%	1.85%			2.53%
Toews Hedged U.S. Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.88%	14.42%	14.82%			14.82%
Toews Hedged U.S. Fund | Toews Hedged U.S. Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		14.00%	4.36%	7.73%			6.81%
Performance Inception Date		Jun. 04, 2010
Toews Hedged U.S. Fund | Toews Hedged U.S. Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.39%	2.79%	6.56%			5.48%
Toews Hedged U.S. Fund | Toews Hedged U.S. Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.76%	2.79%	5.81%			5.05%
Toews Hedged Opportunity Fund | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.88%	14.42%	14.82%			14.82%
Toews Hedged Opportunity Fund | Morningstar US Small Cap Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	12.20%	7.29%	9.74%			10.95%
Toews Hedged Opportunity Fund | Toews Hedged Opportunity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		8.77%	(0.61%)	3.32%			3.48%
Performance Inception Date		Jun. 04, 2010
Toews Hedged Opportunity Fund | Toews Hedged Opportunity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.65%	(2.35%)	2.33%			2.39%
Toews Hedged Opportunity Fund | Toews Hedged Opportunity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.22%	(0.99%)	2.28%			2.44%
Toews Unconstrained Income Fund | Morningstar US Core Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	7.12%	(0.43%)	1.96%		2.17%
Toews Unconstrained Income Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	7.30%	(0.36%)	2.01%		2.23%
Toews Unconstrained Income Fund | Toews Unconstrained Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		3.55%	1.27%	2.29%		2.11%
Performance Inception Date		Aug. 28, 2013
Toews Unconstrained Income Fund | Toews Unconstrained Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.82%	(0.05%)	1.11%		0.95%
Toews Unconstrained Income Fund | Toews Unconstrained Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.09%	0.40%	1.25%		1.11%
Toews Managed Risk Equity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	17.88%	14.42%		15.42%
Toews Managed Risk Equity Fund | MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	21.09%	12.15%		12.79%
Toews Managed Risk Equity Fund | CBOE S&P 500 BuyWrite Index (BXM)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	8.91%	9.33%		7.68%
Toews Managed Risk Equity Fund | Toews Managed Risk Equity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.89%	2.80%		7.17%
Performance Inception Date		Jan. 07, 2016
Toews Managed Risk Equity Fund | Toews Managed Risk Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.98%	0.71%		5.06%
Toews Managed Risk Equity Fund | Toews Managed Risk Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.45%	1.52%		4.97%

[1]	The Morningstar US Core Bond Index measures the performance of fixed-rate, investment-grade USD-denominated securities with maturities greater than one year. It is market-capitalization weighted. The index does not incorporate Environmental, Social, or Governance (ESG) criteria. Investors cannot invest directly in an index or benchmark.
[2]	Bloomberg U.S Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). It includes securities that have at least one year to maturity, and have an outstanding par value of at least $250 million. Bonds specifically excluded are tax-exempt municipal securities, inflation-linked bonds, floating-rate issues and convertible bonds. The index is market cap weighted and reconstituted on the last business day of the month. Investors cannot invest directly in an index or benchmark.
[3]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[4]	The S&P 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Total Return version of the index is shown. Investors cannot invest directly in an index or benchmark
[5]	The Morningstar US Small Cap Total Return Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States. Investors cannot invest directly in an index or benchmark.
[6]	The Morningstar US Core Bond Index measures the performance of fixed-rate, investment-grade USD-denominated securities with maturities greater than one year. It is market-capitalization weighted. The index does not incorporate Environmental, Social, or Governance (ESG) criteria. Investors cannot invest directly in an index or benchmark.
[7]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.
[8]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[9]	The MSCI World Net Total Return USD Index captures large and mid cap representation across 23 Developed Markets (DM) countries. With 1,157 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index or benchmark.
[10]	CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index®. Investors cannot invest directly in an index or benchmark.